Shareholder Report, Holdings (Details)	Jun. 30, 2024
Multimanager Technology Portfolio (Class K) | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Multimanager Technology Portfolio (Class K) | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Multimanager Technology Portfolio (Class K) | iShares Expanded Tech Sector ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Multimanager Technology Portfolio (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Multimanager Technology Portfolio (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Multimanager Technology Portfolio (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Multimanager Technology Portfolio (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Multimanager Technology Portfolio (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Multimanager Technology Portfolio (Class K) | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Multimanager Technology Portfolio (Class K) | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Multimanager Technology Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Multimanager Technology Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Multimanager Technology Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Multimanager Technology Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Multimanager Technology Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Multimanager Technology Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Multimanager Technology Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Multimanager Technology Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Multimanager Technology Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Multimanager Technology Portfolio (Class K) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
Multimanager Technology Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Multimanager Technology Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Multimanager Technology Portfolio (Class K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Multimanager Technology Portfolio (Class IB) | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Multimanager Technology Portfolio (Class IB) | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Multimanager Technology Portfolio (Class IB) | iShares Expanded Tech Sector ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Multimanager Technology Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Multimanager Technology Portfolio (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Multimanager Technology Portfolio (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Multimanager Technology Portfolio (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Multimanager Technology Portfolio (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Multimanager Technology Portfolio (Class IB) | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Multimanager Technology Portfolio (Class IB) | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Multimanager Technology Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Multimanager Technology Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Multimanager Technology Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Multimanager Technology Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Multimanager Technology Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Multimanager Technology Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Multimanager Technology Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Multimanager Technology Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Multimanager Technology Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Multimanager Technology Portfolio (Class IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
Multimanager Technology Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Multimanager Technology Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Multimanager Technology Portfolio (Class IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Multimanager Core Bond Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
Multimanager Core Bond Portfolio (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Multimanager Core Bond Portfolio (Class K) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Multimanager Core Bond Portfolio (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Multimanager Core Bond Portfolio (Class K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Multimanager Core Bond Portfolio (Class K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Multimanager Core Bond Portfolio (Class K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Multimanager Core Bond Portfolio (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Multimanager Core Bond Portfolio (Class K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Multimanager Core Bond Portfolio (Class K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Multimanager Core Bond Portfolio (Class K) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Multimanager Core Bond Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Multimanager Core Bond Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
Multimanager Core Bond Portfolio (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Multimanager Core Bond Portfolio (Class IB) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Multimanager Core Bond Portfolio (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Multimanager Core Bond Portfolio (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Multimanager Core Bond Portfolio (Class IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Multimanager Core Bond Portfolio (Class IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Multimanager Core Bond Portfolio (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Multimanager Core Bond Portfolio (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Multimanager Core Bond Portfolio (Class IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Multimanager Core Bond Portfolio (Class IB) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Multimanager Core Bond Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Multimanager Aggressive Equity Portfolio (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Multimanager Aggressive Equity Portfolio (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Multimanager Aggressive Equity Portfolio (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Multimanager Aggressive Equity Portfolio (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Multimanager Aggressive Equity Portfolio (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Multimanager Aggressive Equity Portfolio (Class K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Multimanager Aggressive Equity Portfolio (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Multimanager Aggressive Equity Portfolio (Class K) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Multimanager Aggressive Equity Portfolio (Class K) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Multimanager Aggressive Equity Portfolio (Class K) | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Multimanager Aggressive Equity Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Multimanager Aggressive Equity Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Multimanager Aggressive Equity Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Multimanager Aggressive Equity Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Multimanager Aggressive Equity Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Multimanager Aggressive Equity Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Multimanager Aggressive Equity Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Multimanager Aggressive Equity Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Multimanager Aggressive Equity Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Multimanager Aggressive Equity Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Multimanager Aggressive Equity Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Multimanager Aggressive Equity Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Multimanager Aggressive Equity Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Multimanager Aggressive Equity Portfolio (Class K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Multimanager Aggressive Equity Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Multimanager Aggressive Equity Portfolio (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Multimanager Aggressive Equity Portfolio (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Multimanager Aggressive Equity Portfolio (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Multimanager Aggressive Equity Portfolio (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Multimanager Aggressive Equity Portfolio (Class IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Multimanager Aggressive Equity Portfolio (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Multimanager Aggressive Equity Portfolio (Class IB) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Multimanager Aggressive Equity Portfolio (Class IB) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Multimanager Aggressive Equity Portfolio (Class IB) | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Multimanager Aggressive Equity Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Multimanager Aggressive Equity Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Multimanager Aggressive Equity Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Multimanager Aggressive Equity Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Multimanager Aggressive Equity Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Multimanager Aggressive Equity Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Multimanager Aggressive Equity Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Multimanager Aggressive Equity Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Multimanager Aggressive Equity Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Multimanager Aggressive Equity Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Multimanager Aggressive Equity Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Multimanager Aggressive Equity Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Multimanager Aggressive Equity Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Multimanager Aggressive Equity Portfolio (Class IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Multimanager Aggressive Equity Portfolio (Class IA)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Multimanager Aggressive Equity Portfolio (Class IA) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Multimanager Aggressive Equity Portfolio (Class IA) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Multimanager Aggressive Equity Portfolio (Class IA) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Multimanager Aggressive Equity Portfolio (Class IA) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Multimanager Aggressive Equity Portfolio (Class IA) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Multimanager Aggressive Equity Portfolio (Class IA) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Multimanager Aggressive Equity Portfolio (Class IA) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Multimanager Aggressive Equity Portfolio (Class IA) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Multimanager Aggressive Equity Portfolio (Class IA) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Multimanager Aggressive Equity Portfolio (Class IA) | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Multimanager Aggressive Equity Portfolio (Class IA) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Multimanager Aggressive Equity Portfolio (Class IA) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Multimanager Aggressive Equity Portfolio (Class IA) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Multimanager Aggressive Equity Portfolio (Class IA) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Multimanager Aggressive Equity Portfolio (Class IA) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Multimanager Aggressive Equity Portfolio (Class IA) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Multimanager Aggressive Equity Portfolio (Class IA) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Multimanager Aggressive Equity Portfolio (Class IA) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Multimanager Aggressive Equity Portfolio (Class IA) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Multimanager Aggressive Equity Portfolio (Class IA) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Multimanager Aggressive Equity Portfolio (Class IA) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Multimanager Aggressive Equity Portfolio (Class IA) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Multimanager Aggressive Equity Portfolio (Class IA) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/Wellington Energy Portfolio (Class IB) | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/Wellington Energy Portfolio (Class IB) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/Wellington Energy Portfolio (Class IB) | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/Wellington Energy Portfolio (Class IB) | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/Wellington Energy Portfolio (Class IB) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/Wellington Energy Portfolio (Class IB) | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/Wellington Energy Portfolio (Class IB) | Hess Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/Wellington Energy Portfolio (Class IB) | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/Wellington Energy Portfolio (Class IB) | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Wellington Energy Portfolio (Class IB) | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Wellington Energy Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
EQ/Wellington Energy Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Wellington Energy Portfolio (Class IB) | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.40%
EQ/Wellington Energy Portfolio (Class IB) | Energy Equipment and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/Wellington Energy Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/Wellington Energy Portfolio (Class IB) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/Wellington Energy Portfolio (Class IB) | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/Wellington Energy Portfolio (Class IB) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/Wellington Energy Portfolio (Class IB) | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Wellington Energy Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
EQ/Wellington Energy Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Value Equity Portfolio (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/Value Equity Portfolio (Class K) | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Value Equity Portfolio (Class K) | Martin Marietta Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Value Equity Portfolio (Class K) | Lennar Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Value Equity Portfolio (Class K) | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Value Equity Portfolio (Class K) | Ameriprise Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Value Equity Portfolio (Class K) | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Value Equity Portfolio (Class K) | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Value Equity Portfolio (Class K) | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/Value Equity Portfolio (Class K) | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Value Equity Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
EQ/Value Equity Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/Value Equity Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/Value Equity Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/Value Equity Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/Value Equity Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/Value Equity Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Value Equity Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/Value Equity Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/Value Equity Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/Value Equity Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Value Equity Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/Value Equity Portfolio (Class IB) | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Value Equity Portfolio (Class IB) | Martin Marietta Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Value Equity Portfolio (Class IB) | Lennar Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Value Equity Portfolio (Class IB) | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Value Equity Portfolio (Class IB) | Ameriprise Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Value Equity Portfolio (Class IB) | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Value Equity Portfolio (Class IB) | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Value Equity Portfolio (Class IB) | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/Value Equity Portfolio (Class IB) | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Value Equity Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
EQ/Value Equity Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/Value Equity Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/Value Equity Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/Value Equity Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/Value Equity Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/Value Equity Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Value Equity Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/Value Equity Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/Value Equity Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/Value Equity Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
EQ/T. Rowe Price Health Sciences Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Small Company Index Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/Small Company Index Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
EQ/Small Company Index Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/Small Company Index Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
EQ/Small Company Index Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/Small Company Index Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
EQ/Small Company Index Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/Small Company Index Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Small Company Index Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/Small Company Index Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Small Company Index Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Small Company Index Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
EQ/Small Company Index Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/Small Company Index Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/Small Company Index Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
EQ/Small Company Index Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/Small Company Index Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
EQ/Small Company Index Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/Small Company Index Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
EQ/Small Company Index Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/Small Company Index Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Small Company Index Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/Small Company Index Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Small Company Index Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Small Company Index Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
EQ/Small Company Index Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.80%)	[2]
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(97.00%)	[2]
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(47.10%)	[2]
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(47.10%)	[2]
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Global-e Online Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | BILL Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | agilon health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Chewy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Appian Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | ZoomInfo Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Peloton Interactive, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Wayfair, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Oddity Tech Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Global-e Online Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | BILL Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | agilon health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Chewy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Appian Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | ZoomInfo Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Peloton Interactive, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Wayfair, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Oddity Tech Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/MONEY MARKET PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
EQ/MONEY MARKET PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
EQ/MONEY MARKET PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
EQ/MONEY MARKET PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
EQ/MONEY MARKET PORTFOLIO (CLASS IA) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
EQ/MONEY MARKET PORTFOLIO (CLASS IA) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
EQ/MONEY MARKET PORTFOLIO (CLASS IA) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
EQ/MONEY MARKET PORTFOLIO (CLASS IA) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | iShares Russell Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Vanguard Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | iShares Morningstar Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | iShares S&P Mid-Cap 400 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Red Rock Resorts, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | WESCO International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | SPDR S&P 400 Mid Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | iShares Russell Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Vanguard Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | iShares Morningstar Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | iShares S&P Mid-Cap 400 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Red Rock Resorts, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | WESCO International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | SPDR S&P 400 Mid Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | BioMarin Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | BioMarin Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | DTE Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Southern Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | DTE Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Southern Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Cadence Design Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Verisk Analytics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Vulcan Materials Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | STERIS plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS Mid Cap Focused Growth Portfolio Class IB | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/MFS International Intrinsic Value Portfolio Class IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
EQ/MFS International Intrinsic Value Portfolio Class IB | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
EQ/MFS International Intrinsic Value Portfolio Class IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MFS International Intrinsic Value Portfolio Class IB | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
EQ/MFS International Intrinsic Value Portfolio Class IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/MFS International Intrinsic Value Portfolio Class IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/MFS International Intrinsic Value Portfolio Class IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MFS International Intrinsic Value Portfolio Class IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/MFS International Intrinsic Value Portfolio Class IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/MFS International Intrinsic Value Portfolio Class IB | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/MFS International Intrinsic Value Portfolio Class IB | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/MFS International Intrinsic Value Portfolio Class IB | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.50%
EQ/MFS International Intrinsic Value Portfolio Class IB | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/MFS International Intrinsic Value Portfolio Class IB | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/MFS International Intrinsic Value Portfolio Class IB | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/MFS International Intrinsic Value Portfolio Class IB | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/MFS International Intrinsic Value Portfolio Class IB | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/MFS International Intrinsic Value Portfolio Class IB | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MFS International Intrinsic Value Portfolio Class IB | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MFS International Intrinsic Value Portfolio Class IB | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MFS International Intrinsic Value Portfolio Class IB | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/MFS International Growth Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/MFS International Growth Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MFS International Growth Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/MFS International Growth Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/MFS International Growth Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
EQ/MFS International Growth Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/MFS International Growth Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/MFS International Growth Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
EQ/MFS International Growth Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/MFS International Growth Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/MFS International Growth Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/MFS International Growth Portfolio (Class K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.10%
EQ/MFS International Growth Portfolio (Class K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/MFS International Growth Portfolio (Class K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/MFS International Growth Portfolio (Class K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/MFS International Growth Portfolio (Class K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/MFS International Growth Portfolio (Class K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/MFS International Growth Portfolio (Class K) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/MFS International Growth Portfolio (Class K) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/MFS International Growth Portfolio (Class K) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS International Growth Portfolio (Class K) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS International Growth Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.10%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Loomis Sayles Growth Portfolio (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Loomis Sayles Growth Portfolio (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/Loomis Sayles Growth Portfolio (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/Loomis Sayles Growth Portfolio (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/Loomis Sayles Growth Portfolio (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/Loomis Sayles Growth Portfolio (Class K) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/Loomis Sayles Growth Portfolio (Class K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/Loomis Sayles Growth Portfolio (Class K) | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/Loomis Sayles Growth Portfolio (Class K) | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/Loomis Sayles Growth Portfolio (Class K) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Loomis Sayles Growth Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
EQ/Loomis Sayles Growth Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
EQ/Loomis Sayles Growth Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/Loomis Sayles Growth Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/Loomis Sayles Growth Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/Loomis Sayles Growth Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/Loomis Sayles Growth Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Loomis Sayles Growth Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
EQ/Loomis Sayles Growth Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/Loomis Sayles Growth Portfolio (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Loomis Sayles Growth Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
EQ/Loomis Sayles Growth Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Long-Term Bond Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/Long-Term Bond Portfolio (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
EQ/Long-Term Bond Portfolio (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
EQ/Long-Term Bond Portfolio (Class K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/Long-Term Bond Portfolio (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Long-Term Bond Portfolio (Class K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/Long-Term Bond Portfolio (Class K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/Long-Term Bond Portfolio (Class K) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Long-Term Bond Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/Long-Term Bond Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/Long-Term Bond Portfolio (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
EQ/Long-Term Bond Portfolio (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
EQ/Long-Term Bond Portfolio (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/Long-Term Bond Portfolio (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Long-Term Bond Portfolio (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/Long-Term Bond Portfolio (Class IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/Long-Term Bond Portfolio (Class IB) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Long-Term Bond Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.90%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/Lazard Emerging Markets Equity Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | iShares Morningstar Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Vanguard Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.80%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Large Cap Value Managed Volatility Portfolio (Class K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | iShares Morningstar Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Vanguard Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.80%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/LARGE Cap Value Managed Volatility Portfolio Class IB | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/LARGE Cap Value Index Portfolio Class K | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/LARGE Cap Value Index Portfolio Class K | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/LARGE Cap Value Index Portfolio Class K | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/LARGE Cap Value Index Portfolio Class K | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/LARGE Cap Value Index Portfolio Class K | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/LARGE Cap Value Index Portfolio Class K | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE Cap Value Index Portfolio Class K | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/LARGE Cap Value Index Portfolio Class K | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE Cap Value Index Portfolio Class K | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE Cap Value Index Portfolio Class K | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/LARGE Cap Value Index Portfolio Class K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/LARGE Cap Value Index Portfolio Class K | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
EQ/LARGE Cap Value Index Portfolio Class K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/LARGE Cap Value Index Portfolio Class K | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/LARGE Cap Value Index Portfolio Class K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/LARGE Cap Value Index Portfolio Class K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/LARGE Cap Value Index Portfolio Class K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE Cap Value Index Portfolio Class K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/LARGE Cap Value Index Portfolio Class K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/LARGE Cap Value Index Portfolio Class K | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/LARGE Cap Value Index Portfolio Class K | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE Cap Value Index Portfolio Class K | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/LARGE Cap Value Index Portfolio Class K | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE Cap Value Index Portfolio Class IB | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/LARGE Cap Value Index Portfolio Class IB | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/LARGE Cap Value Index Portfolio Class IB | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/LARGE Cap Value Index Portfolio Class IB | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/LARGE Cap Value Index Portfolio Class IB | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/LARGE Cap Value Index Portfolio Class IB | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE Cap Value Index Portfolio Class IB | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/LARGE Cap Value Index Portfolio Class IB | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE Cap Value Index Portfolio Class IB | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE Cap Value Index Portfolio Class IB | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/LARGE Cap Value Index Portfolio Class IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/LARGE Cap Value Index Portfolio Class IB | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
EQ/LARGE Cap Value Index Portfolio Class IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/LARGE Cap Value Index Portfolio Class IB | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/LARGE Cap Value Index Portfolio Class IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/LARGE Cap Value Index Portfolio Class IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/LARGE Cap Value Index Portfolio Class IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE Cap Value Index Portfolio Class IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/LARGE Cap Value Index Portfolio Class IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/LARGE Cap Value Index Portfolio Class IB | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/LARGE Cap Value Index Portfolio Class IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE Cap Value Index Portfolio Class IB | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/LARGE Cap Value Index Portfolio Class IB | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | iShares Morningstar Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class K | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | iShares Morningstar Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
EQ/LARGE Cap Growth Index Portfolio Class K | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/LARGE Cap Growth Index Portfolio Class K | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LARGE Cap Growth Index Portfolio Class K | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/LARGE Cap Growth Index Portfolio Class K | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/LARGE Cap Growth Index Portfolio Class K | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/LARGE Cap Growth Index Portfolio Class K | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/LARGE Cap Growth Index Portfolio Class K | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/LARGE Cap Growth Index Portfolio Class K | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/LARGE Cap Growth Index Portfolio Class K | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/LARGE Cap Growth Index Portfolio Class K | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/LARGE Cap Growth Index Portfolio Class K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
EQ/LARGE Cap Growth Index Portfolio Class K | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
EQ/LARGE Cap Growth Index Portfolio Class K | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/LARGE Cap Growth Index Portfolio Class K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
EQ/LARGE Cap Growth Index Portfolio Class K | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE Cap Growth Index Portfolio Class K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LARGE Cap Growth Index Portfolio Class K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/LARGE Cap Growth Index Portfolio Class K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE Cap Growth Index Portfolio Class K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/LARGE Cap Growth Index Portfolio Class K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/LARGE Cap Growth Index Portfolio Class K | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE Cap Growth Index Portfolio Class K | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/LARGE Cap Growth Index Portfolio Class K | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LARGE Cap Growth Index Portfolio Class IB | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/LARGE Cap Growth Index Portfolio Class IB | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LARGE Cap Growth Index Portfolio Class IB | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/LARGE Cap Growth Index Portfolio Class IB | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/LARGE Cap Growth Index Portfolio Class IB | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/LARGE Cap Growth Index Portfolio Class IB | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/LARGE Cap Growth Index Portfolio Class IB | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/LARGE Cap Growth Index Portfolio Class IB | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/LARGE Cap Growth Index Portfolio Class IB | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/LARGE Cap Growth Index Portfolio Class IB | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/LARGE Cap Growth Index Portfolio Class IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
EQ/LARGE Cap Growth Index Portfolio Class IB | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
EQ/LARGE Cap Growth Index Portfolio Class IB | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/LARGE Cap Growth Index Portfolio Class IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
EQ/LARGE Cap Growth Index Portfolio Class IB | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE Cap Growth Index Portfolio Class IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LARGE Cap Growth Index Portfolio Class IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/LARGE Cap Growth Index Portfolio Class IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE Cap Growth Index Portfolio Class IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/LARGE Cap Growth Index Portfolio Class IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/LARGE Cap Growth Index Portfolio Class IB | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE Cap Growth Index Portfolio Class IB | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/LARGE Cap Growth Index Portfolio Class IB | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/Large Cap Core Managed Volatility Portfolio Class K | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Large Cap Core Managed Volatility Portfolio Class K | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Large Cap Core Managed Volatility Portfolio Class K | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.70%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/Large Cap Core Managed Volatility Portfolio Class K | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.70%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/Large Cap Core Managed Volatility Portfolio Class IB | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Lamb Weston Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
EQ/JPMorgan Value Opportunities Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Lamb Weston Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
EQ/JPMorgan Value Opportunities Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/JPMorgan Growth Stock Portfolio (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/JPMorgan Growth Stock Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/JPMorgan Growth Stock Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMorgan Growth Allocation Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/JPMorgan Growth Allocation Portfolio (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/JPMorgan Growth Allocation Portfolio (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
EQ/JPMorgan Growth Allocation Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
EQ/JPMorgan Growth Allocation Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
EQ/JPMorgan Growth Allocation Portfolio (Class IB) | Long-Term Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JPMorgan Growth Allocation Portfolio (Class IB) | US Treasury Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JPMorgan Growth Allocation Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
EQ/JPMorgan Growth Allocation Portfolio (Class IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
EQ/Janus Enterprise Portfolio (Class K) | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/Janus Enterprise Portfolio (Class K) | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Janus Enterprise Portfolio (Class K) | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/Janus Enterprise Portfolio (Class K) | Intact Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Janus Enterprise Portfolio (Class K) | SS&C Technologies Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Janus Enterprise Portfolio (Class K) | Teleflex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Janus Enterprise Portfolio (Class K) | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/Janus Enterprise Portfolio (Class K) | WEX, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Janus Enterprise Portfolio (Class K) | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Janus Enterprise Portfolio (Class K) | Revvity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Janus Enterprise Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
EQ/Janus Enterprise Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Janus Enterprise Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
EQ/Janus Enterprise Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/Janus Enterprise Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
EQ/Janus Enterprise Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
EQ/Janus Enterprise Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Janus Enterprise Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Janus Enterprise Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Janus Enterprise Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Janus Enterprise Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
EQ/Janus Enterprise Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Janus Enterprise Portfolio (Class IB) | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/Janus Enterprise Portfolio (Class IB) | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Janus Enterprise Portfolio (Class IB) | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/Janus Enterprise Portfolio (Class IB) | Intact Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Janus Enterprise Portfolio (Class IB) | SS&C Technologies Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Janus Enterprise Portfolio (Class IB) | Teleflex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Janus Enterprise Portfolio (Class IB) | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/Janus Enterprise Portfolio (Class IB) | WEX, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Janus Enterprise Portfolio (Class IB) | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Janus Enterprise Portfolio (Class IB) | Revvity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Janus Enterprise Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
EQ/Janus Enterprise Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Janus Enterprise Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
EQ/Janus Enterprise Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/Janus Enterprise Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
EQ/Janus Enterprise Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
EQ/Janus Enterprise Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Janus Enterprise Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Janus Enterprise Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Janus Enterprise Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Janus Enterprise Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
EQ/Janus Enterprise Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Health Care 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Cash and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Invesco Moderate Allocation Portfolio (Class IB) | US Treasury Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
EQ/Invesco Moderate Allocation Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
EQ/Invesco Global Real Assets Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Invesco Global Real Assets Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/Invesco Global Real Assets Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/Invesco Global Real Assets Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
EQ/Invesco Global Real Assets Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Invesco Global Real Assets Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
EQ/Invesco Global Real Assets Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/Invesco Global Real Assets Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/Invesco Global Real Assets Portfolio (Class IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.10%
EQ/Invesco Global Real Assets Portfolio (Class IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Invesco Global Real Assets Portfolio (Class IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Invesco Global Real Assets Portfolio (Class IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/Invesco Global Real Assets Portfolio (Class IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/Invesco Global Real Assets Portfolio (Class IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/Invesco Global Real Assets Portfolio (Class IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/Invesco Global Real Assets Portfolio (Class IB) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Invesco Global Real Assets Portfolio (Class IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Invesco Global Real Assets Portfolio (Class IB) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Invesco Global Real Assets Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/Invesco Global Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
EQ/Invesco Global Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
EQ/Invesco Global Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/Invesco Global Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/Invesco Global Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/Invesco Global Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
EQ/Invesco Global Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/Invesco Global Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/Invesco Global Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/Invesco Global Portfolio (Class IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.20%
EQ/Invesco Global Portfolio (Class IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/Invesco Global Portfolio (Class IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/Invesco Global Portfolio (Class IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Invesco Global Portfolio (Class IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/Invesco Global Portfolio (Class IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Invesco Global Portfolio (Class IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Invesco Global Portfolio (Class IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/Invesco Global Portfolio (Class IB) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/Invesco Global Portfolio (Class IB) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/Invesco Global Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/Invesco Global Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/Invesco Comstock Portfolio (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/Invesco Comstock Portfolio (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Invesco Comstock Portfolio (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Invesco Comstock Portfolio (Class K) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Invesco Comstock Portfolio (Class K) | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Invesco Comstock Portfolio (Class K) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Invesco Comstock Portfolio (Class K) | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Invesco Comstock Portfolio (Class K) | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Invesco Comstock Portfolio (Class K) | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Invesco Comstock Portfolio (Class K) | Suncor Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Invesco Comstock Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/Invesco Comstock Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/Invesco Comstock Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
EQ/Invesco Comstock Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Invesco Comstock Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/Invesco Comstock Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/Invesco Comstock Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
EQ/Invesco Comstock Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/Invesco Comstock Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Invesco Comstock Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/Invesco Comstock Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Invesco Comstock Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Invesco Comstock Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/Core Bond Index Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Core Bond Index Portfolio (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
EQ/Core Bond Index Portfolio (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
EQ/Core Bond Index Portfolio (Class K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/Core Bond Index Portfolio (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Core Bond Index Portfolio (Class K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Core Bond Index Portfolio (Class K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Core Bond Index Portfolio (Class K) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/Core Bond Index Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/Core Bond Index Portfolio (Class K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/Core Bond Index Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Core Bond Index Portfolio (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
EQ/Core Bond Index Portfolio (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
EQ/Core Bond Index Portfolio (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/Core Bond Index Portfolio (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Core Bond Index Portfolio (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Core Bond Index Portfolio (Class IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Core Bond Index Portfolio (Class IB) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/Core Bond Index Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/Core Bond Index Portfolio (Class IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/Common Stock Index Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/Common Stock Index Portfolio (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Common Stock Index Portfolio (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/Common Stock Index Portfolio (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/Common Stock Index Portfolio (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Common Stock Index Portfolio (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/Common Stock Index Portfolio (Class IB) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Common Stock Index Portfolio (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Common Stock Index Portfolio (Class IB) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Common Stock Index Portfolio (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Common Stock Index Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
EQ/Common Stock Index Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/Common Stock Index Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
EQ/Common Stock Index Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/Common Stock Index Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/Common Stock Index Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/Common Stock Index Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/Common Stock Index Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Common Stock Index Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/Common Stock Index Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Common Stock Index Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Common Stock Index Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/Common Stock Index Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/Common Stock Index Portfolio (Class IA) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/Common Stock Index Portfolio (Class IA) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Common Stock Index Portfolio (Class IA) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/Common Stock Index Portfolio (Class IA) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/Common Stock Index Portfolio (Class IA) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Common Stock Index Portfolio (Class IA) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/Common Stock Index Portfolio (Class IA) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Common Stock Index Portfolio (Class IA) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Common Stock Index Portfolio (Class IA) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Common Stock Index Portfolio (Class IA) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Common Stock Index Portfolio (Class IA) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
EQ/Common Stock Index Portfolio (Class IA) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/Common Stock Index Portfolio (Class IA) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
EQ/Common Stock Index Portfolio (Class IA) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/Common Stock Index Portfolio (Class IA) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/Common Stock Index Portfolio (Class IA) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/Common Stock Index Portfolio (Class IA) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/Common Stock Index Portfolio (Class IA) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Common Stock Index Portfolio (Class IA) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/Common Stock Index Portfolio (Class IA) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Common Stock Index Portfolio (Class IA) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Common Stock Index Portfolio (Class IA) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/Common Stock Index Portfolio (Class IA) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/Capital Group Research Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/Capital Group Research Portfolio (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Capital Group Research Portfolio (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/Capital Group Research Portfolio (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Capital Group Research Portfolio (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/Capital Group Research Portfolio (Class IB) | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Capital Group Research Portfolio (Class IB) | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Capital Group Research Portfolio (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/Capital Group Research Portfolio (Class IB) | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/Capital Group Research Portfolio (Class IB) | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Capital Group Research Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
EQ/Capital Group Research Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/Capital Group Research Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
EQ/Capital Group Research Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/Capital Group Research Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/Capital Group Research Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/Capital Group Research Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/Capital Group Research Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/Capital Group Research Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Capital Group Research Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/Capital Group Research Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/Capital Group Research Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Capital Group Research Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/American Century Moderate Growth Allocation Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
EQ/American Century Moderate Growth Allocation Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
EQ/American Century Moderate Growth Allocation Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
EQ/American Century Moderate Growth Allocation Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/American Century Moderate Growth Allocation Portfolio (Class IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Zimmer Biomet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Bank of New York Mellon Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Conagra Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Koninklijke Ahold Delhaize NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Willis Towers Watson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Quest Diagnostics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Zimmer Biomet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Bank of New York Mellon Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Conagra Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Koninklijke Ahold Delhaize NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Willis Towers Watson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Quest Diagnostics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Veralto Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Aflac, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Unilever plc (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Veralto Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Aflac, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Unilever plc (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | TechnipFMC plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Universal Display Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | TechnipFMC plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Universal Display Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Roper Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Accenture plc, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/Franklin Rising Dividends Portfolio (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/Franklin Moderate Allocation Portfolio (CLASS IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
EQ/Franklin Moderate Allocation Portfolio (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/Franklin Moderate Allocation Portfolio (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
EQ/Franklin Moderate Allocation Portfolio (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
EQ/Franklin Moderate Allocation Portfolio (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/Franklin Moderate Allocation Portfolio (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Equity 500 Index Portfolio (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/Equity 500 Index Portfolio (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Equity 500 Index Portfolio (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/Equity 500 Index Portfolio (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/Equity 500 Index Portfolio (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/Equity 500 Index Portfolio (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/Equity 500 Index Portfolio (Class K) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Equity 500 Index Portfolio (Class K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/Equity 500 Index Portfolio (Class K) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Equity 500 Index Portfolio (Class K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Equity 500 Index Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
EQ/Equity 500 Index Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/Equity 500 Index Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/Equity 500 Index Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/Equity 500 Index Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/Equity 500 Index Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Equity 500 Index Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/Equity 500 Index Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/Equity 500 Index Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Equity 500 Index Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Equity 500 Index Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Equity 500 Index Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/Equity 500 Index Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Equity 500 Index Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/Equity 500 Index Portfolio (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Equity 500 Index Portfolio (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/Equity 500 Index Portfolio (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/Equity 500 Index Portfolio (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/Equity 500 Index Portfolio (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/Equity 500 Index Portfolio (Class IB) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Equity 500 Index Portfolio (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/Equity 500 Index Portfolio (Class IB) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Equity 500 Index Portfolio (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Equity 500 Index Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
EQ/Equity 500 Index Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/Equity 500 Index Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/Equity 500 Index Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/Equity 500 Index Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/Equity 500 Index Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Equity 500 Index Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/Equity 500 Index Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/Equity 500 Index Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Equity 500 Index Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Equity 500 Index Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Equity 500 Index Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/Equity 500 Index Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Equity 500 Index Portfolio (CLASS IA) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/Equity 500 Index Portfolio (CLASS IA) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Equity 500 Index Portfolio (CLASS IA) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/Equity 500 Index Portfolio (CLASS IA) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/Equity 500 Index Portfolio (CLASS IA) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/Equity 500 Index Portfolio (CLASS IA) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/Equity 500 Index Portfolio (CLASS IA) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Equity 500 Index Portfolio (CLASS IA) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/Equity 500 Index Portfolio (CLASS IA) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Equity 500 Index Portfolio (CLASS IA) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Equity 500 Index Portfolio (CLASS IA) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
EQ/Equity 500 Index Portfolio (CLASS IA) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/Equity 500 Index Portfolio (CLASS IA) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/Equity 500 Index Portfolio (CLASS IA) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/Equity 500 Index Portfolio (CLASS IA) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/Equity 500 Index Portfolio (CLASS IA) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Equity 500 Index Portfolio (CLASS IA) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/Equity 500 Index Portfolio (CLASS IA) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/Equity 500 Index Portfolio (CLASS IA) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Equity 500 Index Portfolio (CLASS IA) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Equity 500 Index Portfolio (CLASS IA) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Equity 500 Index Portfolio (CLASS IA) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/Equity 500 Index Portfolio (CLASS IA) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.20%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Emerging Markets Equity Plus Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.20%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/Emerging Markets Equity Plus Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/Core Plus Bond Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/Core Plus Bond Portfolio (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
EQ/Core Plus Bond Portfolio (Class K) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
EQ/Core Plus Bond Portfolio (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
EQ/Core Plus Bond Portfolio (Class K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/Core Plus Bond Portfolio (Class K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Core Plus Bond Portfolio (Class K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Core Plus Bond Portfolio (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/Core Plus Bond Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/Core Plus Bond Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/Core Plus Bond Portfolio (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
EQ/Core Plus Bond Portfolio (Class IB) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
EQ/Core Plus Bond Portfolio (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
EQ/Core Plus Bond Portfolio (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/Core Plus Bond Portfolio (Class IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Core Plus Bond Portfolio (Class IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Core Plus Bond Portfolio (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/Core Plus Bond Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/Core Plus Bond Portfolio (Class IA) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/Core Plus Bond Portfolio (Class IA) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
EQ/Core Plus Bond Portfolio (Class IA) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
EQ/Core Plus Bond Portfolio (Class IA) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
EQ/Core Plus Bond Portfolio (Class IA) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/Core Plus Bond Portfolio (Class IA) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Core Plus Bond Portfolio (Class IA) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Core Plus Bond Portfolio (Class IA) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/Core Plus Bond Portfolio (Class IA) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.60%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | US Treasury Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Invesco Government Agency Portfolio, Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Dreyfus Treasury Obligations Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Abercrombie & Fitch Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | HSBC U.S. Government Money Market Fund, Intermediary Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Vaxcyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Invesco Government Agency Portfolio, Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Dreyfus Treasury Obligations Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Abercrombie & Fitch Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | HSBC U.S. Government Money Market Fund, Intermediary Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Vaxcyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | BioMarin Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | BioMarin Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.10%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.40%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Dreyfus Treasury Obligations Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Abercrombie & Fitch Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | HSBC U.S. Government Money Market Fund, Intermediary Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Fidelity Government Portfolio, Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | BioMarin Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Invesco Government Agency Portfolio, Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Inter Parfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Stolt-Nielsen Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Oshkosh Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Clarkson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Inter Parfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Stolt-Nielsen Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Oshkosh Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Clarkson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Prologis, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Equinix, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Welltower, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Simon Property Group, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Digital Realty Trust, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Realty Income Corp. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Public Storage (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Goodman Group (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Extra Space Storage, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | VICI Properties, Inc. (REIT), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Equity Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Healthcare REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | MultiFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Real Estate Management Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Real Estate Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Health Care Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Closed end Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Prologis, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Equinix, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Welltower, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Simon Property Group, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Digital Realty Trust, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Realty Income Corp. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Public Storage (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Goodman Group (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Extra Space Storage, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | VICI Properties, Inc. (REIT), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Equity Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | MultiFamily Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Real Estate Management Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Real Estate Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Health Care Equipment Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Closed end Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Vital Farms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | RxSight, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Zeta Global Holdings Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | UFP Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Blue Bird Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | VSE Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Green Brick Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Vital Farms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | RxSight, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Zeta Global Holdings Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | UFP Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Blue Bird Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | VSE Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Green Brick Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
1290 VT MICRO CAP PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Dreyfus Treasury Obligations Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Invesco Government & Agency Portfolio, Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Western Asset Institutional Government Reserves Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Caesars Entertainment, Inc., 7.00%, 2/15/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | U.S. Treasury Bills, 5.09%, 7/30/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Dreyfus Treasury Obligations Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Western Asset Institutional Government Reserves Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Caesars Entertainment, Inc., 7.00%, 2/15/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | U.S. Treasury Bills, 5.09%, 7/30/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | GATX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Rollins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Ryman Hospitality Properties, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | GATX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Rollins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Ryman Hospitality Properties, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Vulcan Materials Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | United States Cellular Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Southwest Gas Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Olink Holding AB (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Lennar Corp., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Equitrans Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Atlanta Braves Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Surmodics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Vulcan Materials Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | United States Cellular Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Southwest Gas Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Olink Holding AB (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Lennar Corp., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Equitrans Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Atlanta Braves Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Surmodics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Hess Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Public Storage (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Humana, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Hess Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Public Storage (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Humana, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT Convertible Securities Portfolio (Class K) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT Convertible Securities Portfolio (Class K) | Wells Fargo & Co., 7.50% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT Convertible Securities Portfolio (Class K) | Alibaba Group Holding Ltd., 0.50%, 6/1/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT Convertible Securities Portfolio (Class K) | Bank of America Corp., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT Convertible Securities Portfolio (Class K) | Royal Caribbean Cruises Ltd., 6.00%, 8/15/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT Convertible Securities Portfolio (Class K) | Palo Alto Networks, Inc., 0.38%, 6/1/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT Convertible Securities Portfolio (Class K) | Western Digital Corp., 3.00%, 11/15/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT Convertible Securities Portfolio (Class K) | Ford Motor Co., , 3/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT Convertible Securities Portfolio (Class K) | Albemarle Corp., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT Convertible Securities Portfolio (Class K) | Seagate HDD Cayman, 3.50%, 6/1/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT Convertible Securities Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
1290 VT Convertible Securities Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 VT Convertible Securities Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT Convertible Securities Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
1290 VT Convertible Securities Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
1290 VT Convertible Securities Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
1290 VT Convertible Securities Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT Convertible Securities Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT Convertible Securities Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT Convertible Securities Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT Convertible Securities Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
1290 VT Convertible Securities Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
1290 VT Convertible Securities Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT Convertible Securities Portfolio (Class IB) | Invesco Government And Agency Portfolio Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT Convertible Securities Portfolio (Class IB) | Wells Fargo & Co., 7.50% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT Convertible Securities Portfolio (Class IB) | Alibaba Group Holding Ltd., 0.50%, 6/1/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT Convertible Securities Portfolio (Class IB) | Bank of America Corp., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT Convertible Securities Portfolio (Class IB) | Royal Caribbean Cruises Ltd., 6.00%, 8/15/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT Convertible Securities Portfolio (Class IB) | Palo Alto Networks, Inc., 0.38%, 6/1/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT Convertible Securities Portfolio (Class IB) | Western Digital Corp., 3.00%, 11/15/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT Convertible Securities Portfolio (Class IB) | Ford Motor Co., , 3/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT Convertible Securities Portfolio (Class IB) | Albemarle Corp., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT Convertible Securities Portfolio (Class IB) | Seagate HDD Cayman, 3.50%, 6/1/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT Convertible Securities Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
1290 VT Convertible Securities Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 VT Convertible Securities Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT Convertible Securities Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
1290 VT Convertible Securities Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
1290 VT Convertible Securities Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
1290 VT Convertible Securities Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT Convertible Securities Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT Convertible Securities Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT Convertible Securities Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT Convertible Securities Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
1290 VT Convertible Securities Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
1290 VT Convertible Securities Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT Multi-Alternative Strategies Portfolio (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
1290 VT Multi-Alternative Strategies Portfolio (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
1290 VT Multi-Alternative Strategies Portfolio (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
1290 VT Multi-Alternative Strategies Portfolio (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
1290 VT Multi-Alternative Strategies Portfolio (CLASS K) | Alternatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
1290 VT Multi-Alternative Strategies Portfolio (CLASS K) | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
1290 VT Multi-Alternative Strategies Portfolio (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
1290 VT Multi-Alternative Strategies Portfolio (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
1290 VT Multi-Alternative Strategies Portfolio (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
1290 VT Multi-Alternative Strategies Portfolio (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
1290 VT Multi-Alternative Strategies Portfolio (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
1290 VT Multi-Alternative Strategies Portfolio (CLASS IB) | Alternatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
1290 VT Multi-Alternative Strategies Portfolio (CLASS IB) | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
1290 VT Multi-Alternative Strategies Portfolio (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | Invesco Government Agency Portfolio, Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | Dreyfus Treasury Obligations Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | Vanguard Intermediate Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | Vanguard SP 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | Vanguard Large Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | iShares Core SP Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
1290 VT Moderate Growth Allocation Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT Moderate Growth Allocation Portfolio (Class IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Target 2055 Allocation Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Target 2055 Allocation Portfolio (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Target 2055 Allocation Portfolio (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Target 2055 Allocation Portfolio (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Target 2055 Allocation Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Target 2055 Allocation Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Target 2055 Allocation Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Target 2055 Allocation Portfolio (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Target 2045 Allocation Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Target 2045 Allocation Portfolio (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Target 2045 Allocation Portfolio (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Target 2045 Allocation Portfolio (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Target 2045 Allocation Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Target 2045 Allocation Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Target 2045 Allocation Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Target 2045 Allocation Portfolio (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Target 2035 Allocation Portfolio Class K | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Target 2035 Allocation Portfolio Class K | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Target 2035 Allocation Portfolio Class K | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Target 2035 Allocation Portfolio Class K | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Target 2035 Allocation Portfolio Class IB | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Target 2035 Allocation Portfolio Class IB | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Target 2035 Allocation Portfolio Class IB | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Target 2035 Allocation Portfolio Class IB | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Target 2025 Allocation Portfolio Class K | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Target 2025 Allocation Portfolio Class K | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Target 2025 Allocation Portfolio Class K | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Target 2025 Allocation Portfolio Class K | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
TARGET 2025 ALLOCATION PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
TARGET 2025 ALLOCATION PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
TARGET 2025 ALLOCATION PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
TARGET 2025 ALLOCATION PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
TARGET 2015 ALLOCATION PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
TARGET 2015 ALLOCATION PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.50%
TARGET 2015 ALLOCATION PORTFOLIO (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
TARGET 2015 ALLOCATION PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
TARGET 2015 ALLOCATION PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
TARGET 2015 ALLOCATION PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.50%
TARGET 2015 ALLOCATION PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
TARGET 2015 ALLOCATION PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IA) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IA) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IA) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IA) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | KeyBank NA, [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Centene Corp., [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | TMobile USA, Inc., [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Xcel Energy, Inc., [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Targa Resources Partners LP, [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Golub Capital BDC, Inc., [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | HSBC Holdings plc, [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | KeyBank NA, [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Centene Corp., [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | TMobile USA, Inc., [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Xcel Energy, Inc., [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Targa Resources Partners LP, [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Golub Capital BDC, Inc., [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | HSBC Holdings plc, [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Lennar Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Zimmer Biomet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | VICI Properties, Inc. (REIT), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Steel Dynamics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | United Rentals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | AvalonBay Communities, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | NiSource, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/Goldman Sachs Growth Allocation Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Goldman Sachs Growth Allocation Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
EQ/Goldman Sachs Growth Allocation Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
EQ/Goldman Sachs Growth Allocation Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
EQ/Goldman Sachs Growth Allocation Portfolio (Class IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/Global Equity Managed Volatility Portfolio (Class K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	37.40%
EQ/Global Equity Managed Volatility Portfolio (Class K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/Global Equity Managed Volatility Portfolio (Class K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/Global Equity Managed Volatility Portfolio (Class K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/Global Equity Managed Volatility Portfolio (Class K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/Global Equity Managed Volatility Portfolio (Class K) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/Global Equity Managed Volatility Portfolio (Class K) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/Global Equity Managed Volatility Portfolio (Class K) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/Global Equity Managed Volatility Portfolio (Class K) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/Global Equity Managed Volatility Portfolio (Class K) | KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
EQ/Global Equity Managed Volatility Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	37.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | ACI Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Veren, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | QinetiQ Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | First Interstate BancSystem, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Brinker International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | SouthState Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Mueller Water Products, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | ACI Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Veren, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | QinetiQ Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | First Interstate BancSystem, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Brinker International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | SouthState Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Mueller Water Products, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.80%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
EQ/GROWTH STRATEGY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
EQ/GROWTH STRATEGY PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
EQ/GROWTH STRATEGY PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
EQ/GROWTH STRATEGY PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO (CLASS IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/MODERATE GROWTH STRATEGY PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/Balanced Strategy Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Balanced Strategy Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
EQ/Balanced Strategy Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
EQ/Balanced Strategy Portfolio (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/Conservative Growth Strategy Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Conservative Growth Strategy Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
EQ/Conservative Growth Strategy Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
EQ/Conservative Growth Strategy Portfolio (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/Invesco Comstock Portfolio (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/Invesco Comstock Portfolio (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Invesco Comstock Portfolio (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Invesco Comstock Portfolio (Class IB) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Invesco Comstock Portfolio (Class IB) | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/Invesco Comstock Portfolio (Class IB) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/Invesco Comstock Portfolio (Class IB) | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Invesco Comstock Portfolio (Class IB) | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/Invesco Comstock Portfolio (Class IB) | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/Invesco Comstock Portfolio (Class IB) | Suncor Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/Invesco Comstock Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/Invesco Comstock Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/Invesco Comstock Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
EQ/Invesco Comstock Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/Invesco Comstock Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/Invesco Comstock Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/Invesco Comstock Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
EQ/Invesco Comstock Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/Invesco Comstock Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/Invesco Comstock Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/Invesco Comstock Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/Invesco Comstock Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/Invesco Comstock Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/International Value Managed Volatility Portfolio (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/International Value Managed Volatility Portfolio (Class K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/International Value Managed Volatility Portfolio (Class K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
EQ/International Value Managed Volatility Portfolio (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
EQ/International Value Managed Volatility Portfolio (Class K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/International Value Managed Volatility Portfolio (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/International Value Managed Volatility Portfolio (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/International Value Managed Volatility Portfolio (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/International Value Managed Volatility Portfolio (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/International Value Managed Volatility Portfolio (Class K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/International Value Managed Volatility Portfolio (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/International Value Managed Volatility Portfolio (Class K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/International Value Managed Volatility Portfolio (Class K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/International Value Managed Volatility Portfolio (Class K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/International Value Managed Volatility Portfolio (Class K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.60%
EQ/International Value Managed Volatility Portfolio (Class K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/International Value Managed Volatility Portfolio (Class K) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/International Value Managed Volatility Portfolio (Class K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/International Value Managed Volatility Portfolio (Class K) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/International Value Managed Volatility Portfolio (Class K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/International Value Managed Volatility Portfolio (Class K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/International Value Managed Volatility Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/International Value Managed Volatility Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/International Value Managed Volatility Portfolio (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/International Value Managed Volatility Portfolio (Class IB) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/International Value Managed Volatility Portfolio (Class IB) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
EQ/International Value Managed Volatility Portfolio (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
EQ/International Value Managed Volatility Portfolio (Class IB) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/International Value Managed Volatility Portfolio (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/International Value Managed Volatility Portfolio (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/International Value Managed Volatility Portfolio (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/International Value Managed Volatility Portfolio (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/International Value Managed Volatility Portfolio (Class IB) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/International Value Managed Volatility Portfolio (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/International Value Managed Volatility Portfolio (Class IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/International Value Managed Volatility Portfolio (Class IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/International Value Managed Volatility Portfolio (Class IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/International Value Managed Volatility Portfolio (Class IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.60%
EQ/International Value Managed Volatility Portfolio (Class IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/International Value Managed Volatility Portfolio (Class IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/International Value Managed Volatility Portfolio (Class IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/International Value Managed Volatility Portfolio (Class IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/International Value Managed Volatility Portfolio (Class IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/International Value Managed Volatility Portfolio (Class IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/International Value Managed Volatility Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/International Value Managed Volatility Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/Conservative Strategy Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/Conservative Strategy Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
EQ/Conservative Strategy Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
EQ/Conservative Strategy Portfolio (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/Ultra Conservative Strategy Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
EQ/Ultra Conservative Strategy Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
EQ/Ultra Conservative Strategy Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/Ultra Conservative Strategy Portfolio (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
EQ/All Asset Growth Allocation Portfolio (Class K) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
EQ/All Asset Growth Allocation Portfolio (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
EQ/All Asset Growth Allocation Portfolio (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
EQ/All Asset Growth Allocation Portfolio (Class K) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/All Asset Growth Allocation Portfolio (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
EQ/All Asset Growth Allocation Portfolio (Class K) | Alternatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
EQ/All Asset Growth Allocation Portfolio (Class K) | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/All Asset Growth Allocation Portfolio (Class K) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/All Asset Growth Allocation Portfolio (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/All Asset Growth Allocation Portfolio (Class K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQ/All Asset Growth Allocation Portfolio (Class IB) | Cash and Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
EQ/All Asset Growth Allocation Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
EQ/All Asset Growth Allocation Portfolio (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
EQ/All Asset Growth Allocation Portfolio (Class IB) | Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/All Asset Growth Allocation Portfolio (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
EQ/All Asset Growth Allocation Portfolio (Class IB) | Alternatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
EQ/All Asset Growth Allocation Portfolio (Class IB) | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/All Asset Growth Allocation Portfolio (Class IB) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/All Asset Growth Allocation Portfolio (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/All Asset Growth Allocation Portfolio (Class IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%

[1]	Less than 0.05%
[2]	Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.